TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

4.    TRADE AND OTHER RECEIVABLES

	December 31, 2020	December 31, 2019
Trade	$668.8	$542.4
Holdbacks	80.9	64.6
Unbilled revenue	129.7	113.9
Expected credit loss	(12.1)	(7.5)
	$867.3	$713.4

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which GFL has not recognized an expected credit loss as there has not been a significant change in credit quality and the amounts are still considered recoverable.